Financial instruments by category	12 Months Ended
Jun. 30, 2025
Financial instruments by category
Financial instruments by category

16.          Financial instruments by category

According to IFRS 7, the following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2025 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
	Level 1	Level 2
June 30, 2025
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	439,382	52,778	-	492,160	132,767	624,927
Investment in financial assets:
- Public companies’ securities	-	35,450	-	35,450	-	35,450
- Bonds	-	58,737	-	58,737	-	58,737
- Mutual funds	-	134,183	-	134,183	-	134,183
- Others	5,619	6,286	13,770	25,675	-	25,675
Derivative financial instruments:
- Commodities options contracts	-	1,198	-	1,198	-	1,198
- Commodities futures contracts	-	1,916	-	1,916	-	1,916
- Foreign-currency options contracts	-	4,127	-	4,127	-	4,127
- Swaps	-	-	1,912	1,912	-	1,912
- Others	-	97	-	97	-	97
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	193,178	-	-	193,178	-	193,178
- Short-term investments	-	57,677	-	57,677	-	57,677
Total assets	638,179	352,449	15,682	1,006,310	132,767	1,139,077
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
	Level 1
June 30, 2025
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	253,890	-	253,890	154,004	407,894
Borrowings (Note 22)	1,343,112	-	1,343,112	-	1,343,112
Derivative financial instruments:
- Commodities options contracts	-	2	2	-	2
- Commodities futures contracts	-	2,616	2,616	-	2,616
- Foreign-currency options contracts	-	162	162	-	162
- Foreign-currency future contracts	-	404	404	-	404
- Swaps	-	4,366	4,366	-	4,366
Lease liabilities (Note 13)	120,306	-	120,306	-	120,306
Total liabilities	1,717,308	7,550	1,724,858	154,004	1,878,862

Financial assets and financial liabilities as of June 30, 2024 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
	Level 1	Level 2	Level 3
June 30, 2024
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	381,205	60,137	-	-	441,342	126,969	568,311
Investment in financial assets:
- Public companies’ securities	123	24,484	-	-	24,607	-	24,607
- Bonds	-	75,391	-	-	75,391	-	75,391
- Mutual funds	-	90,897	387	-	91,284	-	91,284
- Others	7,689	19,058	-	35	26,782	-	26,782
Derivative financial instruments:
- Commodities options contracts	-	4,927	-	-	4,927	-	4,927
- Commodities futures contracts	-	2,118	-	-	2,118	-	2,118
- Foreign-currency options contracts	-	288	-	-	288	-	288
- Foreign-currency future contracts	-	268	-	-	268	-	268
- Swaps	-	-	1,452	-	1,452	-	1,452
- Options on companies	78	-	-	-	78	-	78
- Others	-	1,953	-	-	1,953	-	1,953
Restricted assets (i)	3,792	-	-	-	3,792	-	3,792
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	70,872	-	-	-	70,872	-	70,872
- Short-term investments	-	88,953	-	-	88,953	-	88,953
Total assets	463,759	368,474	1,839	35	834,107	126,969	961,076
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
	Level 1
June 30, 2024
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	269,698	-	269,698	149,442	419,140
Borrowings (Note 22)	1,146,779	-	1,146,779	-	1,146,779
Derivative financial instruments:
- Commodities options contracts	-	933	933	-	933
- Commodities futures contracts	-	1,890	1,890	-	1,890
- Foreign-currency options contracts	-	10,948	10,948	-	10,948
- Foreign-currency future contracts	-	5,180	5,180	-	5,180
- Swaps	-	2,302	2,302	-	2,302
Lease liabilities (Note 13)	111,226	-	111,226	-	111,226
Total liabilities	1,527,703	21,253	1,548,956	149,442	1,698,398

(i)    Corresponds to deposits in guarantee and escrows mainly for the payment of loans..

The following are details of the book value of financial instruments recognized, which were offset in the Consolidated Statement of Financial Position:

	06.30.2025			06.30.2024
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	535,005	(42,845)	492,160	454,069	(12,727)	441,342
Financial liabilities
Trade and other payables	296,735	(42,845)	253,890	282,425	(12,727)	269,698

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	9,406	-	9,406
Other finance income	13	-	13
Interest and allowances generated by operating assets	7,431	-	7,431
Interest expenses	(69,861)	-	(69,861)
Lease liabilities interest	(1,778)	-	(1,778)
Foreign exchange, net	28,073	-	28,073
Fair value gain on financial assets at fair value through profit or gain	-	99,072	99,072
Gain from repurchase of Non-convertible Notes	731	-	731
Gain on financial instruments derived from commodities	-	10,994	10,994
Loss from derivative financial instruments (except commodities)	-	(14,403)	(14,403)
Other financial costs	(15,112)	-	(15,112)
Net result (i)	(41,097)	95,663	54,566
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	91,081	-	91,081
Interest and allowances generated by operating assets	28,295	-	28,295
Interest expenses	(82,200)	-	(82,200)
Lease liabilities interest	(2,713)	-	(2,713)
Foreign exchange, net	82,416	-	82,416
Fair value gain on financial assets at fair value through profit or gain	-	248,402	248,402
Gain from repurchase of Non-convertible Notes	341	-	341
Gain from commodity derivative financial instruments	-	15,532	15,532
Loss from derivative financial instruments (except commodities)	-	(67,247)	(67,247)
Other financial costs	(22,001)	-	(22,001)
Net result (i)	95,219	196,687	291,906

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	11,390	-	11,390
Interest and allowances generated by operating assets	(7,626)	-	(7,626)
Interest expenses	(105,357)	-	(105,357)
Lease liabilities interest	(3,373)	-	(3,373)
Foreign exchange, net	103,985	-	103,985
Fair value gain on financial assets at fair value through profit or gain	-	44,898	44,898
Gain from repurchase of Non-convertible Notes	18,213	-	18,213
Gain from commodity derivative financial instruments	-	4,711	4,711
Gain from derivative financial instruments (except commodities)	-	15,332	15,332
Other financial costs	(17,283)	-	(17,283)
Net result (i)	(51)	64,941	64,890

(i)  Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of Interest and discount generated by operating assets, which are included in ”Other operating results, net”.

The following table presents the changes in Level 3 financial instruments as of June 30, 2025 and 2024:

	Investments in financial assets - Others	Total
Balances at June 30, 2023	-	-
Additions and acquisitions	35	35
Balances at June 30, 2024	35	35
Gain for the year (i)	(35)	(35)
Balances at June 30, 2025	-	-

(i)  Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income

During the fiscal years ended June 30, 2025 and 2024, there were no transfers between levels. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-

As of June 30, 2025, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group that were not considered in the fair value estimation.

As of June 30, 2025, the carrying amount of assets and liabilities measured at amortized cost does not differ significantly from their fair value, except for loans, whose fair value is disclosed in Note 22.